Trade Accounts Receivable, Net - Summary of Changes in Valuation of Caption Allowance for Doubtful Accounts (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of financial assets [abstract]
Allowances for doubtful accounts at beginning of period	$ 2,196	$ 2,152	$ 1,856
Charged to selling expenses	252	556	434
Additions through business combinations	141	0	0
Deductions	(449)	(867)	(276)
Foreign currency translation effects	5	355	138
Allowances for doubtful accounts at end of period	$ 2,145	$ 2,196	$ 2,152